Commitments and Contingencies - Future Payments for Commitments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	$ 30,986		$ 21,397
Real Estate	908		797
Obligation to Fund Equity-Accounted Affiliate	642
Other Long-Term Commitments	2,310		325
Contractual commitments	34,846		22,519
Transportation commitments	$ 8,100		14,000
Transportation Commitments Subject To Regulatory Approval Or Approved But Not Yet In Service Term	20 years
Arrangement
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage		$ 7,400
Contractual commitments		17,600
Commitments approved and not yet in service | Arrangement
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage		$ 1,700
1 Year
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	$ 3,288		1,014
Real Estate	44		34
Obligation to Fund Equity-Accounted Affiliate	68
Other Long-Term Commitments	509		105
Contractual commitments	3,909		1,153
2 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	3,567		954
Real Estate	43		36
Obligation to Fund Equity-Accounted Affiliate	85
Other Long-Term Commitments	156		47
Contractual commitments	3,851		1,037
3 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	3,373		1,341
Real Estate	52		38
Obligation to Fund Equity-Accounted Affiliate	99
Other Long-Term Commitments	145		32
Contractual commitments	3,669		1,411
4 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	2,146		1,444
Real Estate	54		41
Obligation to Fund Equity-Accounted Affiliate	90
Other Long-Term Commitments	136		32
Contractual commitments	2,426		1,517
5 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	2,012		1,107
Real Estate	57		44
Obligation to Fund Equity-Accounted Affiliate	90
Other Long-Term Commitments	150		24
Contractual commitments	2,309		1,175
Thereafter
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	16,600		15,537
Real Estate	658		604
Obligation to Fund Equity-Accounted Affiliate	210
Other Long-Term Commitments	1,214		85
Contractual commitments	$ 18,682		$ 16,226